SCHEDULE OF COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details) (Parenthetical) - $ / shares	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Warrants to purchase common stock purchase price (in Dollars per share)	$ 20.00	$ 24.00	$ 29.76
Warrant [Member]
Warrants to purchase common stock purchase price (in Dollars per share)		$ 224.00